Income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ 2,452	$ 5,582	$ 15,765
Foreign (U.S.)	(336)	335	41
Total	$ (2,116)	$ (5,917)	$ (15,806)